Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

(a)	Lease Commitments
Future minimum rental receipts, assuming no off hire and dry docking days and excluding any profit share revenue that may arise, based on non-cancellable long-term time and bareboat charter contracts, as of June 30, 2017 are:

For the six-month period ended June 30,	Amount
2018	$170,872
2019	117,386
2020	104,850
2021	63,730
2022	53,564
Thereafter	140,997
Total	$651,399